Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	8,459,000
Weighted-Average Exercise Price - Outstanding Awards	$ 39.11	$ 38.04	$ 36.04
Number Exercisable	3,396,000
Weighted-Average Exercise Price - Exercisable Awards	$ 38.13	$ 35.69
0.00-30.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	91,000
Weighted-Average Remaining Life	2.59
Weighted-Average Exercise Price - Outstanding Awards	$ 27.36
Number Exercisable	91,000
Weighted-Average Exercise Price - Exercisable Awards	$ 27.36
30.01 - 35.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	309,000
Weighted-Average Remaining Life	5.05
Weighted-Average Exercise Price - Outstanding Awards	$ 33.74
Number Exercisable	309,000
Weighted-Average Exercise Price - Exercisable Awards	$ 33.74
35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	5,931,000
Weighted-Average Remaining Life	7.37
Weighted-Average Exercise Price - Outstanding Awards	$ 38.42
Number Exercisable	2,493,000
Weighted-Average Exercise Price - Exercisable Awards	$ 38.23
40.01 - 45.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Oustanding	2,128,000
Weighted-Average Remaining Life	8.17
Weighted-Average Exercise Price - Outstanding Awards	$ 42.30
Number Exercisable	503,000
Weighted-Average Exercise Price - Exercisable Awards	$ 42.30